General (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands			1 Months Ended										12 Months Ended
	Jan. 05, 2020 ILS (₪)	Jan. 05, 2020 EUR (€)	Dec. 30, 2019 ILS (₪)	Dec. 30, 2019 EUR (€)	Nov. 30, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Jul. 25, 2019 EUR (€)	Jul. 17, 2019 ILS (₪)	Jul. 17, 2019 EUR (€) shares	Apr. 30, 2019 EUR (€)	Oct. 18, 2017 EUR (€)	Nov. 25, 2010	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 ₪ / shares	Dec. 20, 2019 EUR (€)	Jul. 25, 2019 EUR (€)	Jul. 17, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares
Disclosure of associates [line items]
Proceeds from sale of associate													€ 34,586
Price per share | ₪ / shares																₪ 10.00				₪ 10.00	₪ 10.00
Issue of equity													7,807
Principal amount of unsecured non convertible debentures													€ 71,584	€ 51,343
Interest rate													3.50%	3.50%
Net proceeds from offering													€ 22,317		31,175
Aggregate repayment of unsecured non convertible debentures													9,836	4,668	4,842
Cash payment for acquisitin of subsidiary											€ 9,851		1,000	1,000	9,851
Gain on sale of subsidiary													€ 18,770
Ellomay Luxembourg [Member]
Disclosure of associates [line items]
Advance payment of developer					€ 1,200
Series A Debentures [Member]
Disclosure of associates [line items]
Aggregate repayment of unsecured non convertible debentures		€ 1,500		€ 22,300
Italian Subsidiaries [Member]
Disclosure of associates [line items]
Adjusted amount of funds received																	€ 38,700
Aggregate purchase price																	€ 2,300
NIS [Member] | Series A Debentures [Member]
Disclosure of associates [line items]
Aggregate repayment of unsecured non convertible debentures | ₪	₪ 5,700		₪ 85,900
Private Placement Undertaking [Member] | Ordinary Shares [Member] | Qualified Investors [Member]
Disclosure of associates [line items]
Number of ordinary shares issue | shares									800,000
Issue of equity									€ 7,807
Private Placement Undertaking [Member] | Ordinary Shares [Member] | Qualified Investors [Member] | NIS [Member]
Disclosure of associates [line items]
Price per share | ₪ / shares																			₪ 39.20
Issue of equity | ₪								₪ 31,300
Series C Debentures [Member]
Disclosure of associates [line items]
Principal amount of unsecured non convertible debentures									€ 22,690									€ 22,690
Interest rate						3.30%			3.30%									3.30%
Net proceeds from offering							€ 22,317
Series C Debentures [Member] | NIS [Member]
Disclosure of associates [line items]
Principal amount of unsecured non convertible debentures						₪ 89,065			€ 89,065
Gross proceeds from offering						89,065			89,100
Net proceeds from offering						₪ 87,600			€ 1,600
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest												50.00%	9.375%
Interest rate													3.00%
Ellomay Pumped Storage (2014) Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest													75.00%
Held By Trustee [Member]
Disclosure of associates [line items]
Proportion of ownership interest													6.67%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest													51.00%
Sale of indirect holding										49.00%
Proceeds from sale of associate										€ 16,100
Rabobank, ABN AMRO and Deutsche Bank (commercial tranche) and the European Investment Bank [Member]
Disclosure of associates [line items]
Payment to acquire associate holding										228,000
Rabobank, ABN AMRO and Deutsche Bank (commercial tranche) and the European Investment Bank [Member] | Term Loan [Member]
Disclosure of associates [line items]
Acquisition funded by term loan										€ 131,000
Companies Own Plans In Goor and Oude-Tonge [Member]
Disclosure of associates [line items]
Proportion of ownership interest													49.00%
Payment to acquire associate holding													€ 3,000